Reverse Merger with Bioblast Pharma Ltd (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Schedule of estimated fair value of the assets and liabilities

Cash and cash equivalents	$44
Prepaid expenses and other receivables	632
Cash held with respect to CVR Agreement	1,500
Receivables for the sale of Trehalose	2,000
Trade payables	(10)
Due to CVR Holders	(3,500)
Other current liabilities	(22)
$644